Registration Nos. 33-50208
                                                              File No.  811-7062


As filed with the Securities and Exchange Commission on March 8, 2001
------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            -----------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                             / /

Pre-Effective Amendment No.                                            / /

Post-Effective Amendment No. 15                                        /X/
                             --

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 16                                                       /X/
              --

(Check appropriate box or boxes)

                            -----------------------

                           Pacific Global Fund, Inc.
                        d/b/a Pacific Advisors Fund Inc.
               (Exact Name of Registrant as Specified in Charter)

                      206 North Jackson Street, Suite 301
                           Glendale, California 91206
                    (Address of Principal Executive Office)

              Registrant's Telephone Number, including Area Code:
                                 (818) 242-6693

                            -----------------------

                               George A. Henning
                  Pacific Global Investment Management Company
                      206 North Jackson Street, Suite 301
                           Glendale, California 91206
                              (Agent for Service)

                                   Copies to:
                              Joan E. Boros, Esq.
                          Christopher S. Petito, Esq.
                                Jorden Burt, LLP
                   1025 Thomas Jefferson St., N.W., Suite 400
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective:

         Immediately upon filing pursuant to Paragraph (b)
--------

   X     On March 16, 2001 pursuant to Paragraph (b)
--------

         60 days after filing pursuant to Paragraph (a)(1)
--------

         On          pursuant to Paragraph (a)(1)
--------   ---------

         75 days after filing pursuant to Paragraph (a)(2)
--------

         On             pursuant to Paragraph (a)(2) of Rule 485.
--------    -----------

If appropriate, check the following box:

   X     This post-effective amendment designates a new effective date for
-------- a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its five series under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

This Post-Effective Amendment No. 15 under the Securities Act of 1933, as amended (the "Securities Act"), to the Registration Statement on Form N-1A of Pacific Global Fund, Inc., dba Pacific Advisors Fund Inc. is being filed for the sole purpose of designating a new effective date pursuant to Rule 485(b)(iii) under the Securities Act for the previously filed post-effective amendment, which was filed with the Commission on December 27, 2000. The new effective date is March 16, 2001. Post-Effective Amendment No. 15 does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, as previously amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Glendale and State of California, on the 8th day of March, 2001.

PACIFIC GLOBAL FUND, INC.
d/b/a PACIFIC ADVISORS FUND INC.
(Registrant)


By: /s/ George A. Henning
---------------------------
President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




SIGNATURE                                   TITLE                      DATE



/s/ Victoria Breen                      Director              March 8, 2001
---------------------------
Victoria Breen


/s/ Thomas M. Brinker, Sr.              Director              March 8, 2001
---------------------------
Thomas M. Brinker, Sr.


/s/ L. Michael Haller, III              Director              March 8, 2001
---------------------------
L. Michael Haller, III


/s/ Thomas H. Hanson                    Vice President and    March 8, 2001
---------------------------             Secretary
Thomas H. Hanson





/s/ George A. Henning               President and             March 8, 2001
---------------------------         Chairman of
George A. Henning                   the Board (Principal
                                    Executive Officer)


/s/ Barbara Kelley                  Treasurer (Principal      March 8, 2001
---------------------------         Financial and
Barbara Kelley                      Accounting Officer)


/s/ Takashi Makinodan               Director                  March 8, 2001
---------------------------
Takashi Makinodan


/s/ Gerald E. Miller                Director                  March 8, 2001
---------------------------
Gerald E. Miller


/s/ Louise K. Taylor                Director                  March 8, 2001
---------------------------
Louise K. Taylor
